Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	$ 16,256,000	$ 16,250,000
Depreciation, property, plant and equipment	2,339,000	1,993,000
Property, plant and equipment, Ending Balance	15,233,000	16,256,000	$ 16,250,000
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	39,611,000
Additions other than through business combinations, property, plant and equipment	1,231,000
Increase (decrease) through other changes, property, plant and equipment	85,000
Property, plant and equipment, Ending Balance	40,927,000	39,611,000
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	23,355,000
Disposals, property, plant and equipment	0
Depreciation, property, plant and equipment	2,339,000
Property, plant and equipment, Ending Balance	25,694,000	23,355,000
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	16,256,000
Property, plant and equipment, Ending Balance	15,233,000	16,256,000
Land and Buildings [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,709,000
Additions other than through business combinations, property, plant and equipment	0
Increase (decrease) through other changes, property, plant and equipment	0
Property, plant and equipment, Ending Balance	1,709,000	1,709,000
Land and Buildings [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	351,000
Disposals, property, plant and equipment	0
Depreciation, property, plant and equipment	78,000
Property, plant and equipment, Ending Balance	429,000	351,000
Land and Buildings [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance		1,358,000
Property, plant and equipment, Ending Balance	1,280,000		1,358,000
Camp, Roads, and Other Site [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	5,343,000
Additions other than through business combinations, property, plant and equipment	226,000
Increase (decrease) through other changes, property, plant and equipment	0
Property, plant and equipment, Ending Balance	5,569,000	5,343,000
Camp, Roads, and Other Site [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	4,692,000
Disposals, property, plant and equipment	0
Depreciation, property, plant and equipment	177,000
Property, plant and equipment, Ending Balance	4,869,000	4,692,000
Camp, Roads, and Other Site [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance		651,000
Property, plant and equipment, Ending Balance	700,000		651,000
Ore-Processing Mill [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	22,749,000
Additions other than through business combinations, property, plant and equipment	0
Increase (decrease) through other changes, property, plant and equipment	85,000
Property, plant and equipment, Ending Balance	22,834,000	22,749,000
Ore-Processing Mill [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	10,270,000
Disposals, property, plant and equipment	0
Depreciation, property, plant and equipment	1,178,000
Property, plant and equipment, Ending Balance	11,448,000	10,270,000
Ore-Processing Mill [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance		12,479,000
Property, plant and equipment, Ending Balance	11,386,000		12,479,000
Heavy machinery and equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	8,475,000
Additions other than through business combinations, property, plant and equipment	837,000
Increase (decrease) through other changes, property, plant and equipment	0
Property, plant and equipment, Ending Balance	9,312,000	8,475,000
Heavy machinery and equipment [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	6,767,000
Disposals, property, plant and equipment	0
Depreciation, property, plant and equipment	766,000
Property, plant and equipment, Ending Balance	7,533,000	6,767,000
Heavy machinery and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance		1,708,000
Property, plant and equipment, Ending Balance	1,779,000		1,708,000
Leasehold Improvements & Other [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance		1,503,000	1,335,000
Additions other than through business combinations, property, plant and equipment	168,000
Increase (decrease) through other changes, property, plant and equipment			0
Property, plant and equipment, Ending Balance			1,503,000
Leasehold Improvements & Other [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,275,000
Disposals, property, plant and equipment	0
Depreciation, property, plant and equipment	140,000
Property, plant and equipment, Ending Balance	1,415,000	1,275,000
Leasehold Improvements & Other [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance		$ 60,000
Property, plant and equipment, Ending Balance	$ 88,000		$ 60,000